Document and Entity Information	Jan. 29, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2020
Entity Registrant Name	Meridian Bioscience, Inc.
Entity Incorporation, State or Country Code	OH
Entity File Number	000-14902
Entity Tax Identification Number	31-0888197
Entity Address, Address Line One	3471 RIVER HILLS DRIVE
Entity Address, City or Town	CINCINNATI
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45244
City Area Code	513
Local Phone Number	271-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000794172
Title of 12(b) Security	Common Stock
Trading Symbol	VIVO
Security Exchange Name	NASDAQ